Average Annual Total Returns - Direxion Daily SP 500 Bull 3X Shares	Direxion Daily S&P 500® Bull 3X Shares 1 Year	Direxion Daily S&P 500® Bull 3X Shares 5 Years	Direxion Daily S&P 500® Bull 3X Shares 10 Years	Direxion Daily S&P 500® Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily S&P 500® Bull 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily S&P 500® Bull 3X Shares Return After Taxes on Distributions 10 Years	Direxion Daily S&P 500® Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily S&P 500® Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily S&P 500® Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	9.73%	29.95%	29.18%	9.64%	29.36%	28.89%	5.78%	24.73%	25.83%	18.40%	15.22%	13.88%